Risk and capital management - Market risk (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Market risk
Risk and capital management
Market risk exposure limit	SEK 1,100	SEK 1,300
Percentage of net exposures	100.00%
Interest rate risk regarding changes in the economic value of SEK's portfolio (EVE)
Risk and capital management
Market risk exposure limit	SEK 500	600
Interest rate risk regarding changes in future net interest income (NII)
Risk and capital management
Market risk exposure limit	250	250
Risk to NII from cross currency basis swaps
Risk and capital management
Market risk exposure limit	100	SEK 150
Maximum | Market risk
Risk and capital management
Market risk exposure limit	1,100
Maximum | Interest rate risk regarding changes in the economic value of SEK's portfolio (EVE)
Risk and capital management
Market risk exposure limit	500
Maximum | Interest rate risk regarding changes in future net interest income (NII)
Risk and capital management
Market risk exposure limit	250
Maximum | Risk to NII from cross currency basis swaps
Risk and capital management
Market risk exposure limit	SEK 100